Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2035 Fund	Sep. 08, 2023
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.57%)
Past 5 years	4.80%
Since Inception	6.16%	[1]
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.04%)
Past 5 years	3.52%
Since Inception	5.08%	[1]
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.19%)
Past 5 years	3.54%
Since Inception	4.68%	[1]
Fidelity Freedom Index 2035 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.55%)
Since Inception	5.22%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	12.68%
F1906
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.90%
Since Inception	8.77%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.